SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Dividend declaration - On 23 February 2024, the directors of AngloGold Ashanti announced the payment of a gross interim cash dividend per ordinary share of 19 US cents.